Operating Leases - Lease terms and discount rates (Details)	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Weighted average remaining lease term(years)	2 years 5 months 8 days	1 year
Weighted average discount rate(percentage)	3.60%	4.75%